General and administrative expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Analysis of income and expense [abstract]
Increase in general and administrative expense	$ (14,200)
General and administrative expense	$ 49,480	$ 35,257